Shareholder Report, Average Annual Return (Details)	7 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended		26 Months Ended		29 Months Ended	34 Months Ended	35 Months Ended	37 Months Ended	38 Months Ended	42 Months Ended	47 Months Ended		50 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended		60 Months Ended	62 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	71 Months Ended	74 Months Ended	77 Months Ended	81 Months Ended	83 Months Ended		96 Months Ended	104 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Average Annual Return [Line Items]
Average Annual Return, Percent												14.30%
C000250325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.74%				2.47%
C000197601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.28%																				1.43%												2.70%
C000204482 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.92%																				0.73%											2.62%
C000204442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.71%																				8.81%							20.51%
C000204443 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.67%																				10.27%							15.92%
C000218646 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%																				9.60%						14.57%
C000228612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.82%																				10.44%	11.62%
C000218645 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.34%																				2.97%						10.29%
C000241171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.81%										6.02%
C000228610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.52%																				1.99%	2.07%
C000202058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.75%																				9.94%											10.65%
C000231722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.64%																	3.82%
C000237948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.83%												5.75%
C000262251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.81%
C000262250 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.73%
C000202059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%																				9.81%											14.92%
C000197602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.07%																				9.03%												9.20%
C000237947 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.02%											21.81%
C000243037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.19%									21.33%
C000243040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.26%									21.49%
C000243041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.83%									22.46%
C000221278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.62%																				(0.27%)					(0.20%)
C000221279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.37%																				0.41%				0.52%
C000247038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.50%		4.32%
C000214349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.17%																				10.26%										12.27%
C000247037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			48.13%					24.91%
C000246147 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%						14.68%
C000229745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.29%																			9.55%
C000237946 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.79%											15.81%
C000214351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.08%																				11.02%									12.33%
C000229746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.50%																			14.24%
C000243038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.59%								19.05%
C000214352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			35.31%																				15.11%									15.73%
C000243039 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.88%									15.10%
C000229748 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.15%																			2.06%
C000234360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			34.59%														13.97%
C000234361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.36%															14.48%
C000234362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.96%															14.86%
C000221280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%																				1.91%					1.67%
C000261581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%
C000214353 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.94%																				12.62%									16.28%
C000243042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.01%							24.52%
C000229747 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			32.61%																		15.43%
C000246148 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.22%						19.69%
C000246149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.72%						20.92%
C000253784 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.86%	22.83%
C000233056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.91%																9.65%
C000214354 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.05%																				12.48%									15.92%
C000221281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.61%																				(0.31%)		0.00%
C000226122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																				(0.14%)		0.17%
C000214357 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.36%																				9.39%								11.86%
C000226120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.78%																				9.76%			8.97%
C000214358 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.53%																				10.87%								11.89%
C000226121 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.79%																				11.13%			11.79%
C000214350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.16%																				15.13%								15.38%
C000226117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.65%																				15.56%			16.23%
C000214355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.57%																				12.21%								15.77%
C000226118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.73%																				12.37%			14.06%
C000236476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.30%													20.16%
C000236477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.40%													20.33%
C000250327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.41%			21.41%
C000250326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.78%			21.73%
C000214356 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.15%																				12.82%								16.51%
C000226119 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.43%																				13.10%			15.06%
S&P National AMT-Free Municipal Bond (Inception Date 7.16.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.13%				2.22%
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																				(0.29%)												1.63%
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.13%																				0.57%											2.22%
Russell 1000 (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%																				12.10%							20.11%
S&P 500 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%																				12.79%						17.30%
Russell 1000 (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%																				12.10%	12.74%
Russell 3000 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%																				11.80%						16.79%
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%										3.46%
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																				(0.29%)	(0.08%)
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%																				9.75%											9.92%
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																	(0.01%)
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%												4.16%
Russell 3000 (Inception Date 10/24/25) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%
Russell 1000 (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%																				12.10%											14.59%
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%																				11.88%											16.74%
Russell 1000 (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%																				12.10%												14.10%
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%											21.56%
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%									19.70%
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.37%									18.88%
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																				(0.29%)					(0.26%)
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.13%																				0.57%				0.82%
Bloomberg Global Aggregate Bond (USD Hedged) (4/25/25 Inception) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.75%		2.83%
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%																				8.10%										10.54%
MSCI Emerging Markets IMI (SI 3.19.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%					24.70%
MSCI Emerging Markets IMI (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%						24.48%
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%																			8.95%
Russell 3000 (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%											22.07%
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%																				9.26%									10.87%
MSCI World ex USA IMI (9/28/21 Inception) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%																			9.96%
MSCI World ex USA IMI (Inception Date 7/18/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%								16.76%
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%									3.54%
MSCI World IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.63%																			11.66%
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%														12.49%
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%															13.40%
Russell 3000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%															15.21%
Russell 3000 (01/29/26 Inception Date) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%
MSCI ACWI ex USA IMI (01/29/26 Inception Date) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%
Russell 3000 (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%																				11.80%									15.88%
Russell 1000 (Inception Date 9/26/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%							23.54%
Russell 1000 (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%																		13.05%
Russell 3000 (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%						23.51%
MSCI USA IMI (Inception Date 3/25/2025) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.45%	23.65%
Russell 3000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%																12.07%
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%																				(0.29%)		0.02%
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%																				8.10%								10.56%
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.44%																				8.10%			6.57%
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%																				9.26%								10.59%
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%																				9.26%			10.04%
MSCI World ex USA IMI (SI 12/4/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.13%																				9.26%			10.04%					10.59%
Russell 3000 (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%																				11.80%								15.47%
Russell 3000 (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%																				11.80%			13.48%
Russell 1000 (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%													20.01%
Russell 3000 (SI 6/20/24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%			18.34%
S&P California AMT-Free Municipal Bond (Inception date 7.16.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.86%				2.22%
Bloomberg U.S. Corporate Bond (SI Date 1.11.18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.94%																				(0.12%)												2.35%
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%																				11.88%							21.13%
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.72%																				11.84%							18.39%
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%																				11.88%	12.91%
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.16%)																				4.27%						10.42%
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.84%										4.70%
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.30%																	4.10%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.69%												4.23%
Russell 2000 Growth (SI 10/14/25) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.63%
Russell 2000 Value (10/14/25 SI) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.39%
American Century U.S. Quality Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.72%																				11.84%												10.90%
American Century U.S. Quality Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.97%									18.72%
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			32.33%									22.80%
Bloomberg Global 1-10 Year Corporate ex Emerging Markets (USD Hedged) (4/15/25 Inception) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.53%		4.57%
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.49%						17.02%
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			39.25%						25.70%
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			40.29%																			10.82%
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.24%																			15.54%
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%																			10.45%
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.82%								16.48%
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%								16.80%
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.82%																				6.42%									10.07%
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%																				9.75%									11.01%
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.11%
S&P Global REIT (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.88%																			2.68%
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.15%																				1.70%					1.49%
85% Russell 3000 (gross) / 15% MSCI ACWI ex USA IMI (net) (01/29/26 Inception Date) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.72%																		12.88%
Russell Midcap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.94%						20.69%
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.55%						21.57%
MSCI USA IMI Growth (Inception Date 3/25/2025) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.91%	26.52%
Russell 2000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.46%																8.14%
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.95%																				8.52%									11.60%
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.82%																				6.42%								9.47%
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%																				9.75%								10.78%
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.82%																				6.42%			7.83%
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%																				9.75%			10.42%
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.72%													17.09%
Russell 2000 (SI 6/20/24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.46%			20.54%
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.95%																				8.52%								11.31%
Russell 2000 Value (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.95%																				8.52%			10.27%